Warrants - Series B Warrants - Additional Information (Detail) - $ / shares	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Oct. 31, 2014	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants Exercisable					13,219,597	5,447,940
Exercise Price Per One Common Share			$ 45,600
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable					1,074,082
Warrants exercised		840,000			1,074,082
Weighted Average Remainder Contractual Term in Years, Exercised					6 years
Percentage of public offering price					125.00%
Exercise Price Per One Common Share	$ 5,000,000		$ 84,100,000	$ 84,100,000	$ 441,000,000
Number of Warrants Exercised		840,000			1,074,082
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable					1,074,082	1,322,500
Warrants exercised		840,000			1,074,082
Exercise Price Per One Common Share						$ 352,800,000
Number of Warrants Exercised		840,000			1,074,082